Summary of Significant Accounting Policies (Details) - Schedule of Allowance for Doubtful Accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Allowance for Doubtful Accounts [Line Items]
Balance at beginning of period	$ (4,812)	$ (2,569)
Provision charged to earnings	(5,083)	(2,243)
Amounts written off, recoveries and other adjustments	49
Balance at end of period	$ (9,846)	$ (4,812)